Assets and liabilities held for sale - Summary of Assets and Liabilities Classified as Held for Sale (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 10,770	€ 10,347
Non-current assets
Goodwill and intangibles	40,489	38,591
Deferred tax assets	1,049	1,465
Other non-current assets	942	974
Non-current assets	58,664	57,694
Current assets
Inventories	5,931	4,683
Trade and other receivables	7,056	5,422
Current tax assets	381	324
Cash and cash equivalents	4,326	3,415
Current assets	19,157	17,401
Assets held for sale	28	2,401
Current liabilities
Trade payables and other current liabilities	18,023	14,861
Current tax liabilities	877	1,365
Financial liabilities due within one year	5,775	7,252
Provisions	748	480
Current liabilities	25,427	24,778
Non-current liabilities
Non-current financial liabilities	23,713	22,881
Other non-current liabilities	270	275
Deferred tax liabilities	4,375	4,530
Non-current liabilities	30,693	30,571
Liabilities held for sale	4	820
Foods factory
Current assets
Assets held for sale	17
Ekaterra
Current assets
Assets held for sale	3
Non-current assets held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	4	2
Disposal groups classified as held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	20	447
Non-current assets
Goodwill and intangibles	2	901
Deferred tax assets	0	329
Other non-current assets	0	25
Non-current assets	22	1,702
Current assets
Inventories	0	258
Trade and other receivables	2	336
Current tax assets	0	11
Cash and cash equivalents	0	90
Other current assets	0	2
Current assets	2	697
Current liabilities
Trade payables and other current liabilities	2	652
Current tax liabilities	0	9
Financial liabilities due within one year	2	49
Provisions	0	8
Current liabilities	4	718
Non-current liabilities
Pension and post-retirement healthcare liabilities	0	12
Non-current financial liabilities	0	31
Other non-current liabilities	0	2
Deferred tax liabilities	0	57
Non-current liabilities	€ 0	€ 102